COMMITMENTS AND CONTINGENCIES (Narrative) (Details)	1 Months Ended	12 Months Ended
	Apr. 27, 2023 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of maturity analysis of operating lease payments [line items]
Capital Commitments			$ 39,900	$ 0
Grant contingencies maximum amount payable			3,409,659	3,259,509
Proceeds from sale of business	$ 30,000,000
Paycheck Protection Program Loan [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Forgiveness amount		$ 10,000	$ 7,000	$ 4,424,000